Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for T. Michael Price 1 ($)	Compensation Actually Paid to T. Michael Price 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Thousands)	Core ROTCE 5
					TSR ($)	Peer Group TSR ($)

2024	1,661,340	1,796,319	1,208,173	1,142,351	140.16	143.68	142,572	14.95%

2023	1,387,155	1,692,137	866,000	1,036,214	123.66	107.32	157,063	20.86%

2022	1,350,670	1,406,268	957,245	960,390	107.81	98.38	128,181	17.49%

2021	1,251,199	1,599,524	859,429	1,045,870	120.20	118.61	138,257	17.98%

2020	1,004,817	713,566	704,673	538,904	79.11	87.24	73,447	10.78%

1.	T. Michael Price was our PEO for the disclosed period. Individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021-2023	2024

James R. Reske	James R. Reske	James R. Reske

Jane Grebenc	Jane Grebenc	Jane Grebenc

Brian G. Karrip	Brian G. Karrip	Brian G. Karrip

Matthew C. Tomb	Norman J. Montgomery	Norman J. Montgomery

Michael P. McCuen

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for T. Michael Price ($)	Exclusion of Stock Awards and Option Awards for T. Michael Price ($)	Inclusion of Equity Values for T. Michael Price ($)	Compensation Actually Paid to T. Michael Price ($)

2024	1,661,340	(419,727)	554,706	1,796,319

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,208,173	(345,835)	280,013	1,142,351

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for T. Michael Price ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for T. Michael Price ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for T. Michael Price ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for T. Michael Price ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for T. Michael Price ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for T. Michael Price ($)	Total - Inclusion of Equity Values for T. Michael Price ($)

2024	466,177	239,454	0	(150,925)	0	—	554,706

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	356,205	80,353	0	(67,574)	(88,971)	0	280,013

4.
The Peer Group TSR set forth in this table utilizes the S&P U.S BMI. Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P U.S BMI. Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.	We determined Core ROTCE to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024.

Company Selected Measure Name	Core ROTCE
Named Executive Officers, Footnote
1.	T. Michael Price was our PEO for the disclosed period. Individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021-2023	2024

James R. Reske	James R. Reske	James R. Reske

Jane Grebenc	Jane Grebenc	Jane Grebenc

Brian G. Karrip	Brian G. Karrip	Brian G. Karrip

Matthew C. Tomb	Norman J. Montgomery	Norman J. Montgomery

Michael P. McCuen

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P U.S BMI. Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P U.S BMI. Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,661,340	$ 1,387,155	$ 1,350,670	$ 1,251,199	$ 1,004,817
PEO Actually Paid Compensation Amount	$ 1,796,319	1,692,137	1,406,268	1,599,524	713,566
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for T. Michael Price ($)	Exclusion of Stock Awards and Option Awards for T. Michael Price ($)	Inclusion of Equity Values for T. Michael Price ($)	Compensation Actually Paid to T. Michael Price ($)

2024	1,661,340	(419,727)	554,706	1,796,319
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for T. Michael Price ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for T. Michael Price ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for T. Michael Price ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for T. Michael Price ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for T. Michael Price ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for T. Michael Price ($)	Total - Inclusion of Equity Values for T. Michael Price ($)

2024	466,177	239,454	0	(150,925)	0	—	554,706

Non-PEO NEO Average Total Compensation Amount	$ 1,208,173	866,000	957,245	859,429	704,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,142,351	1,036,214	960,390	1,045,870	538,904
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,208,173	(345,835)	280,013	1,142,351

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	356,205	80,353	0	(67,574)	(88,971)	0	280,013

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Core ROTCE during the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Financial Performance Measures
First Commonwealth considers the following to be the most important financial performance measures it uses to link compensation actually paid to its NEOs, for 2024, to company performance.

•	Core ROTCE

•	Core EPS

•	Core Efficiency Ratio

•	Pre-Tax Pre-Provision Return on Average Assets

•	Total Shareholder Return

Total Shareholder Return Amount	$ 140.16	123.66	107.81	120.2	79.11
Peer Group Total Shareholder Return Amount	143.68	107.32	98.38	118.61	87.24
Net Income (Loss)	$ 142,572,000	$ 157,063,000	$ 128,181,000	$ 138,257,000	$ 73,447,000
Company Selected Measure Amount	14.95	20.86	17.49	17.98	10.78
PEO Name	T. Michael Price
Measure:: 1
Pay vs Performance Disclosure
Name	Core ROTCE
Measure:: 2
Pay vs Performance Disclosure
Name	Core EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Core Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-Tax Pre-Provision Return on Average Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 554,706
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,177
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,454
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,925)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,727)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,013
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	356,205
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,353
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,574)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,971)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (345,835)